Advances to Suppliers, Net (Tables)	6 Months Ended
Mar. 31, 2023
Advances to Suppliers Net [Abstract]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts	As of September 30, 2022 and March 31, 2023, advances to suppliers and allowance for doubtful accounts consisted of the following:
	2022	2023
	(audited)
Prepayment for purchase of battery packs (1)	$6,846,200	$12,442,744
Prepayment for purchase of e-bicycles materials (2)	3,576,449	3,418,019
Others	240,709	555,238
	10,663,358	16,416,001
Less: allowance for doubtful accounts	(134,214)	(139,018)
Advances to suppliers, net	$10,529,144	$16,276,983
(1)	Prepayment for purchase of battery packs is for the production of battery packs, among which the top 3 suppler prepayments were $4,171,941 and $8,989,035 as of September 30, 2022 and March 31, 2023, respectively.
(2)	Prepayment for purchase of e-bicycles materials is for the production of e-bicycle, among which the top 2 suppler prepayments were $2,528,573 and $2,284,204 as of September 30, 2022 and March 31, 2023, respectively.